Subsequent Event (Narrative) (Details) (Subsequent Event [Member], Teavana [Member], USD $) In Millions, unless otherwise specified	Nov. 16, 2012
Subsequent Event [Member] | Teavana [Member]
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 620